Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Sales	$ 20,245	$ 20,269	$ 20,555
Profit for the year	2,538	4,166	4,479
Total comprehensive income	3,341	3,681	3,997
Moet Hennessy
Disclosure of associates [line items]
Sales	6,100	6,691	7,204
Profit for the year	644	1,299	1,339
Total comprehensive income	$ 716	$ 1,219	$ 1,393